Short-Term Investments and Impairment	12 Months Ended
Dec. 31, 2011
Short-Term Investments and Impairment
Short-Term Investments and Impairment

4. Short-Term Investments and Impairment

        Short-term investments consist of bank certificates of deposits, money market funds and corporate debt securities. As of December 31, 2011, the remaining contractual maturities of all investments were less than 12 months. Due to the short-term nature of our investments, amortized cost approximates fair value for all investments.

        During 2010 we sold our mutual fund investment and reclassified the unrealized gains of $46,000 to be reflected in the statements of operations.